Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
17.	Cash and Cash Equivalents

	2026 $’000	2025 $’000
Cash	200,221	46,552
Short-term deposits	55,058	702
Total cash and cash equivalents (1)	255,279	47,254

(1)	Cash and cash equivalents restricted by legal or contractual arrangements as at 30 June 2026 is nil (2025: $0.1 million).

Cash and cash equivalents include cash on hand, deposits available on demand with banks and other short term highly liquid investments with original maturities of three months or less.